SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 10 - SHORT-TERM BORROWINGS AND LONG-TERM DEBT

The Bank’s long-term debt consists of advances from the Federal Home Loan Bank (FHLB) of Atlanta. The Bank classifies debt based upon original maturity and does not reclassify debt to short-term status during its life. These include fixed-rate, fixed-rate convertible and variable-rate convertible advances. Rates and maturities on these advances at December 31, 2012 and 2011 were as follows:

	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible
2012
Highest rate	3.99%	3.47%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.33%	3.47%	4.00%
Matures through	2036	2018	2020

2011
Highest rate	4.04%	4.30%	4.00%
Lowest rate	0.84%	3.47%	4.00%
Weighted average rate	2.76%	3.88%	4.00%
Matures through	2036	2018	2020

Average rates of long-term debt and short-term borrowings were as follows:

	At or for the Year Ended December 31,
(dollars in thousands)	2012	2011
Long-term debt
Long-term debt outstanding at end of period	$60,527	$60,577
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%

Short-term borrowings
Short-term borrowings outstanding at end of period	$1,000	$-
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	3,639	2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%

The Bank’s fixed-rate debt generally consists of advances with monthly interest payments and principal due at maturity.

The Bank’s fixed-rate convertible long-term debt is callable by the issuer, after an initial period ranging from six months to five years. The instruments are callable at the date ending the initial period. At December 31, 2012, the Bank had $10,000,000 in fixed-rate convertible debt callable in 2013. The balance of fixed-rate convertible debt has passed its call date. All advances have a prepayment penalty, determined based upon prevailing interest rates.

Variable convertible advances have an initial variable rate based on a discount to LIBOR. Variable convertible debt is scheduled to mature in 2020. During 2010, the FHLB exercised its option to convert a $10,000,000 variable convertible advance to a fixed-rate advance at a rate of 4.0% for a term of 10 years.

During the year ended December 31, 2012, the Bank extended the maturities of two $5,000,000 fixed-rate convertible advances totaling $10,000,000 to mature in 2017 and a $10,000,000 fixed-rate advance to mature in 2022, decreasing rates from 4.3% and 4.0% to 2.2% and 2.8%, respectively.

At December 31, 2012, $50,527,208 or 83% of the Bank’s long-term debt was fixed for rate and term, as the conversion optionality of the advances have either been exercised or expired. The contractual maturities of long-term debt are as follows:

	December 31, 2012
	Fixed-	Fixed-Rate	Variable
	Rate	Convertible	Convertible	Total

Due in 2013	$5,000,000	$-	$-	$5,000,000
Due in 2014	750,000	-	-	750,000
Due in 2015	14,000,000	-	-	14,000,000
Due in 2016	-	-	-	-
Due in 2017	10,000,000	-	-	10,000,000
Thereafter	10,777,208	10,000,000	10,000,000	30,777,208
	$40,527,208	$10,000,000	$10,000,000	$60,527,208

From time to time, the Bank also has daily advances outstanding, which are classified as short-term borrowings. These advances are repayable at the Bank’s option at any time and are re-priced daily. There was $1,000,000 outstanding at December 31, 2012 compared to no amounts advanced at December 31, 2011.

Under the terms of an Agreement for Advances and Security Agreement with Blanket Floating Lien (the “Agreement”), the Bank maintains collateral with the FHLB consisting of one-to-four family residential first mortgage loans, second mortgage loans, commercial real estate and securities. The Agreement limits total advances to 40% of assets or $391 million.

At December 31, 2012, $412 million of loans and securities were pledged or in safekeeping at the FHLB. Loans and securities are subject to collateral eligibility rules and are adjusted for market value and collateral value factors to arrive at lendable collateral values. At December 31, 2012, FHLB lendable collateral was valued at $284 million. At December 31, 2012, the Bank had total lendable pledged collateral at the FHLB of $162 million of which $101 million was available to borrow in addition to outstanding advances of $61 million. Unpledged lendable collateral was $122 million, bringing total available borrowing capacity to $223 million at December 31, 2012.

Additionally, the Bank has established a short-term credit facility with the Federal Reserve Bank of Richmond under its Borrower in Custody program. The Bank has segregated collateral sufficient to draw $16.3 million under this agreement. In addition, the Bank has established short-term credit facilities with other commercial banks totaling $12 million at December 31, 2012. No amounts were outstanding under the Borrower in Custody or commercial lines at December 31, 2012.